Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents		$ 11,305	$ 6,117
Restricted cash		30
Net loss from continuing operations		28,900
Cash inflows for continuing operations		3,400
Inventories provision		2,255	1,924
Impairment loss of goodwill				$ 703
Revenue		5,738
Deferred revenue recognized			4,949
Advertising expenditures included in sales and marketing expenses				$ 1
Share-based compensation, percentage		70.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Reverse stock split, shares issued and oustanding (in Shares)	298,406,545
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Reverse stock split, shares issued and oustanding (in Shares)	18,681,481